Shareholders' equity - Broker warrants - outstanding (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares
Number
Broker warrants outstanding at the beginning	171,590	710,278
Broker warrants outstanding at the end		171,590	710,278
Dollars
Broker warrants outstanding at the beginning | $	$ 131	$ 521
Broker warrants outstanding at the end | $		$ 131	$ 521
2018 Offering
Number
Issued			402,851
Exercised	(171,590)	(231,261)
Dollars
Exercised | $	$ (131)	$ (166)
Shares issued from treasury	171,590	231,261
Conversion of warrants to shares (per warrant)					1	1
Price per share | (per share)	$ 131				$ 2.69	$ 3.42
Warrants term			18 months
2017 Offering
Number
Issued				501,871
Exercised		(304,145)
Expired		(3,282)
Dollars
Exercised | $		$ (221)
Expired - from the 2017 Offering | $		$ (3)
Shares issued from treasury		304,145
Conversion of warrants to shares (per warrant)				1			1
Price per share | (per share)	$ 221			$ 1.07			$ 1.37
Warrants term				18 months